Intangible Assets (Details) - Schedule of definitive lived intangible assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 6,820	$ 3,760
Accumulated Amortization	(2,157)	(1,366)
Net Amount	4,663	2,394
Customer lists and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	5,690	3,270
Accumulated Amortization	(1,663)	(1,104)
Net Amount	4,027	2,166
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,000	490
Accumulated Amortization	(434)	(262)
Net Amount	566	228
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	70
Accumulated Amortization	(3)
Net Amount	67
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	60
Accumulated Amortization	(57)
Net Amount	$ 3